SUMMARY OF STOCK OPTION (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	825	356
Weighted Average Exercise Price, Outstanding, Beginning		$ 2.5	$ 2.5
Weighted Average Remaining Contractual Term, Outstanding	7 years 4 months 24 days	8 years 4 months 24 days	9 years
Number of options, Granted	10,067	469
Weighted Average Exercise Price, Granted	$ 2.5	$ 2.5
Weighted Average Remaining Contractual Term, Granted		10 years
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of options, Exercised
Weighted Average Exercise Price, Exercised
Number of options, Outstanding, Ending	10,892	825	356
Weighted Average Exercise Price, Outstanding, Ending	$ 2.5		$ 2.5
Number of options, Exercisable	10,892
Weighted Average Exercise Price, Exercisable	$ 2.5
Weighted Average Remaining Contractual Term, Exercisable	9 years 7 months 6 days